Note 13 - Accrued Liabilities	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]

13. ACCRUED LIABILITIES

Accrued liabilities as of December 31, 2014 and 2013 were as follows:

	As of December 31,	As of December 31,
	2014	2013
Accrued interest	$12,957	$6,650
Accrued claims	3,457	3,441
Other accrued expenses	4,435	5,082
	$20,849	$15,173